ALLIANCE
                           ---------------------------
                                VARIABLE PRODUCTS
                           ---------------------------
                                   SERIES FUND
                           ---------------------------
                                QUASAR PORTFOLIO
                           ---------------------------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2002

                           Investment Products Offered
                           ------------------------------
                           > Are Not FDIC Insured
                           > May Lose Value
                           > Are Not Bank Guaranteed
                           ------------------------------

QUASAR PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2002 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

--------------------------------------------------------------------------------
COMPANY                                    U.S. $ VALUE    PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Stericycle, Inc.                            $ 2,549,520            1.6%
Southwest Bancorporation of Texas, Inc.       2,517,290            1.6
SICOR, Inc.                                   2,460,258            1.6
Integrated Circuit Systems, Inc.              2,430,876            1.6
Georgia Gulf Corp.                            2,374,312            1.5
Retek, Inc.                                   2,332,800            1.5
UCBH Holdings, Inc.                           2,253,993            1.5
Engineered Support Systems, Inc.              2,212,290            1.4
Integra LifeSciences Holdings Corp.           2,177,175            1.4
Insight Enterprises, Inc.                     2,103,365            1.4
                                            -----------           ----
                                            $23,411,879           15.1%

QUASAR PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Company                                               Shares       U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-100.3%
CONSUMER SERVICES-25.6%
ADVERTISING-0.9%
Getty Images, Inc. (a)......................          62,300     $    1,356,271
                                                                 --------------
AIRLINES-0.0%
JetBlue Airways Corp. (a)...................           1,900             86,564
                                                                 --------------
BROADCASTING &
    CABLE-2.2%
Cumulus Media, Inc.
    Cl.A (a)................................          77,000          1,061,060
Entravision Communications
    Corp. Cl.A (a)..........................         120,800          1,479,800
ValueVision Media, Inc.
    Cl.A (a)................................          43,900            796,785
                                                                 --------------
                                                                      3,337,645
                                                                 --------------
ENTERTAINMENT &
    LEISURE-3.5%
Action Performance Cos.,
    Inc. (a)................................          52,400          1,655,840
Take-Two Interactive
    Software, Inc. (a)......................          86,000          1,770,740
THQ, Inc. (a)...............................          68,050          2,029,251
                                                                 --------------
                                                                      5,455,831
                                                                 --------------
GAMING-0.9%
Station Casinos, Inc. (a)...................          76,500          1,365,525
                                                                 --------------
RESTAURANTS &
    LODGING-0.7%
Four Seasons Hotels, Inc. ..................          22,800          1,069,320
                                                                 --------------
RETAIL-GENERAL
    MERCHANDISE-6.5%
Electronics Boutique
    Holdings Corp. (a)......................          61,400          1,799,020
Freds, Inc. Cl.A............................          22,350            822,033
Galyan's Trading, Inc. (a)..................          58,800          1,342,404
Group 1 Automotive, Inc. (a)................          37,800          1,442,070
Hot Topic, Inc. (a).........................          43,950          1,173,905
Rent-A-Center, Inc. (a).....................          32,000          1,856,320
Ultimate Electronics, Inc. (a)..............          60,700          1,572,737
                                                                 --------------
                                                                     10,008,489
                                                                 --------------
MISCELLANEOUS-10.9%
Career Education Corp. (a)..................          40,900          1,840,500
Copart, Inc. (a)............................          47,000            762,810
Insight Enterprises, Inc. (a)...............          83,500          2,103,365
Iron Mountain, Inc. (a).....................          66,250          2,043,812
MSC Industrial Direct Co.,
    Inc. Cl.A (a)...........................          84,700          1,651,650
PC Connection, Inc. (a).....................          92,600            379,660
Resources Connection, Inc. (a)..............          76,500          2,064,735
ScanSource, Inc. (a)........................          27,770          1,705,356
Strayer Education, Inc. ....................          31,500          2,003,400
The Corporate Executive
    Board Co. (a)...........................          23,400            801,450
West Corp. (a)..............................          69,600          1,535,376
                                                                 --------------
                                                                     16,892,114
                                                                 --------------
                                                                     39,571,759
                                                                 --------------
HEALTH CARE-22.5%
BIOTECHNOLOGY-4.6%
Charles River Laboratories
    International, Inc. (a).................          51,800          1,815,590
The Medicines Co. (a).......................         153,600          1,893,888
Transkaryotic Therapies,
    Inc. (a)................................          39,800          1,434,790
Trimeris, Inc. (a)..........................          14,400            639,216
United Therapeutics Corp. (a)...............         105,500          1,303,980
                                                                 --------------
                                                                      7,087,464
                                                                 --------------
DRUGS-4.7%
Axcan Pharma, Inc.
    (Canada) (a)............................          80,200          1,198,188
ICN Pharmaceuticals, Inc. ..................          64,000          1,549,440
Martek Biosciences Corp. (a)................          95,000          1,987,400
SICOR, Inc. (a).............................         132,700          2,460,258
                                                                 --------------
                                                                      7,195,286
                                                                 --------------
MEDICAL PRODUCTS-7.3%
Advanced Neuromodulation
    Systems, Inc. (a).......................          36,100          1,101,050
Align Technology, Inc. (a) .................         215,000            868,815
American Medical Systems
    Holdings, Inc. (a)......................          90,700          1,819,442
Cytyc Corp. (a).............................         106,100            808,482
Endocare, Inc. (a)..........................         117,200          1,548,212
Integra LifeSciences
    Holdings Corp. (a)......................         100,100          2,177,175
Novavax, Inc. (a)...........................          56,200            239,412
OraSure Technologies,
    Inc. (a)................................         112,800            733,200
PSS World Medical, Inc. (a).................          31,900            258,390
Therasense, Inc. (a)........................          50,900            940,123
Wilson Greatbatch
    Technologies, Inc. (a)..................          31,800            810,264
                                                                 --------------
                                                                     11,304,565
                                                                 --------------
MEDICAL SERVICES-5.9%
Accredo Health, Inc. (a)....................          19,500            899,730
LifePoint Hospitals, Inc. (a)...............          23,200            842,392
Medical Staffing Network
    Holdings, Inc. (a)......................          40,900          1,002,050
Option Care, Inc. (a).......................         124,875          1,715,782
Priority Healthcare Corp.
    Cl.B (a)................................          89,000          2,091,500
Stericycle, Inc. (a)........................          72,000          2,549,520
                                                                 --------------
                                                                      9,100,974
                                                                 --------------
                                                                     34,688,289
                                                                 --------------
TECHNOLOGY-21.1%
COMMUNICATION
    EQUIPMENT-0.1%
Sirenza Microdevices,
    Inc. (a)................................          86,100            173,922
                                                                 --------------
COMPUTER
    PERIPHERALS-0.7%
Pericom Semiconductor
    Corp. (a)...............................          93,800          1,087,142
                                                                 --------------

                                          Alliance Variable Products Series Fund
================================================================================

Company                                               Shares       U.S. $ Value
--------------------------------------------------------------------------------
COMPUTER SERVICES-1.4%
Anteon International
    Corp. (a)...............................          49,000     $    1,238,720
Precise Software Solutions,
    Ltd. (Israel) (a).......................          98,000            935,900
                                                                 --------------
                                                                      2,174,620
                                                                 --------------
CONTRACT
    MANUFACTURING-1.0%
DDi Corp. (a)...............................           3,600              3,596
Semtech Corp. (a)...........................          58,600          1,564,620
                                                                 --------------
                                                                      1,568,216
                                                                 --------------
SEMI-CONDUCTOR
    CAPITAL EQUIPMENT-2.6%
Brooks-PRI Automation,
    Inc. (a)................................          30,800            787,248
LTX Corp. (a)...............................          51,100            729,708
MKS Instruments, Inc. (a)...................          62,700          1,258,389
Varian Semiconductor Equipment
    Associates, Inc. (a)....................          36,000          1,221,480
                                                                 --------------
                                                                      3,996,825
                                                                 --------------
SEMI-CONDUCTOR
    COMPONENTS-5.1%
ANADIGICS, Inc. (a).........................          94,200            776,208
ATMI, Inc. (a)..............................          63,200          1,413,784
Integrated Circuit Systems,
    Inc. (a)................................         120,400          2,430,876
Intersil Corp. (a)..........................          55,708          1,191,037
Micrel, Inc. (a)............................          69,100            993,658
Oak Technology, Inc. (a)....................          83,100            376,443
Skyworks Solutions, Inc. (a)................         125,900            698,745
                                                                 --------------
                                                                      7,880,751
                                                                 --------------
SOFTWARE-5.3%
Actuate Corp. (a)...........................         154,700            696,150
Business Objects SA
    (ADR) (France) (a)......................           6,900            193,890
Hyperion Solutions Corp. (a)................          88,600          1,615,825
Informatica Corp. (a).......................         207,400          1,470,466
MatrixOne, Inc. (a).........................         113,100            679,731
NetIQ Corp. (a).............................          51,800          1,172,234
Retek, Inc. (a).............................          96,000          2,332,800
                                                                 --------------
                                                                      8,161,096
                                                                 --------------
MISCELLANEOUS-4.9%
02Micro International, Ltd. (a).............          79,300            820,755
Aeroflex, Inc. (a)..........................         182,400          1,267,680
Amphenol Corp. Cl.A (a).....................          50,100          1,803,600
Exar Corp. (a)..............................         105,600          2,082,432
Plantronics, Inc. (a).......................          47,100            895,371
Power-One, Inc. (a).........................         118,100            734,582
                                                                 --------------
                                                                      7,604,420
                                                                 --------------
                                                                     32,646,992
                                                                 --------------
FINANCE-10.6%
BANKING-MONEY
    CENTER-1.4%
UCBH Holdings, Inc. ........................          59,300          2,253,993
                                                                 --------------
BANKING-REGIONAL-1.0%
Westamerica Bancorp. .......................          39,300          1,539,774
                                                                 --------------
BROKERAGE & MONEY
    MANAGEMENT-3.3%
Affiliated Managers Group,
    Inc. (a)................................          21,400          1,316,100
BlackRock, Inc. (a).........................          14,700            651,210
Hub International, Ltd.
    (Canada)................................          44,000            663,520
Southwest Bancorporation
    of Texas, Inc. (a)......................          69,500          2,517,290
                                                                 --------------
                                                                      5,148,120
                                                                 --------------
INSURANCE-3.1%
Arthur J. Gallagher & Co...................           14,000            485,100
PMA Capital Corp. Cl.A......................          61,300          1,296,495
RenaissanceRe Holdings,
    Ltd. (Bermuda)..........................          29,100          1,065,060
StanCorp Financial Group,
    Inc. ...................................          34,300          1,903,650
                                                                 --------------
                                                                      4,750,305
                                                                 --------------
MISCELLANEOUS-1.8%
Investors Financial
    Services Corp. .........................          48,800          1,636,752
The InterCept Group, Inc.
    Cl.A (a)................................          53,100          1,100,232
                                                                 --------------
                                                                      2,736,984
                                                                 --------------
                                                                     16,429,176
                                                                 --------------
CAPITAL GOODS-6.7%
ELECTRICAL
    EQUIPMENT-3.7%
EDO Corp. ..................................          62,300          1,775,550
Engineered Support Systems,
    Inc. ...................................          42,300          2,212,290
United Defense Industries,
    Inc.(a).................................          77,300          1,777,900
                                                                 --------------
                                                                      5,765,740
                                                                 --------------
MACHINERY-0.6%
Regal - Beloit Corp. .......................          40,200            977,262
                                                                 --------------
MISCELLANEOUS-2.4%
Champion Enterprises,
    Inc. (a)................................         179,000          1,005,980
IDEX Corp. .................................          50,900          1,705,150
Robbins & Myers, Inc. ......................          35,300            926,625
                                                                 --------------
                                                                      3,637,755
                                                                 --------------
                                                                     10,380,757
                                                                 --------------
ENERGY-6.0%
DOMESTIC
    PRODUCERS-1.7%
Frontier Oil Corp. .........................          39,700            698,720
Newfield Exploration Co. (a)................          49,400          1,836,198
                                                                 --------------
                                                                      2,534,918
                                                                 --------------

QUASAR PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

Company                                               Shares       U.S. $ Value
--------------------------------------------------------------------------------
OIL SERVICE-2.3%
Spinnaker Exploration
    Co. (a).................................          46,600     $    1,678,532
W-H Energy Services,
    Inc. (a)................................          86,700          1,921,272
                                                                 --------------
                                                                      3,599,804
                                                                 --------------
PIPELINES-2.0%
Cal Dive International, Inc. (a)............          58,400          1,284,800
Hydril Co. (a)..............................          69,300          1,857,240
                                                                 --------------
                                                                      3,142,040
                                                                 --------------
                                                                      9,276,762
                                                                 --------------
BASIC INDUSTRY-4.1%
CHEMICALS-2.5%
Georgia Gulf Corp. .........................          89,800          2,374,312
OM Group, Inc. .............................          24,200          1,500,400
                                                                 --------------
                                                                      3,874,712
                                                                 --------------
PAPER & FOREST
    PRODUCTS-1.6%
Moore Corp., Ltd. (Canada)..................          93,100          1,068,788
Pactiv Corp. (a)............................          60,600          1,442,280
                                                                 --------------
                                                                      2,511,068
                                                                 --------------
                                                                      6,385,780
                                                                 --------------
TRANSPORTATION-3.7%
AIR FREIGHT-0.9%
Expeditors International of
    Washington, Inc. .......................          43,600          1,445,776
                                                                 --------------
SHIPPING-0.7%
Kirby Corp. (a).............................          43,400          1,061,130
                                                                 --------------
TRUCKING-0.6%
Swift Transportation Co.,
    Inc. (a)................................          37,400            871,420
                                                                 --------------
MISCELLANEOUS-1.5%
Atlantic Coast Airlines
    Holdings, Inc. (a)......................          50,000          1,085,000
Tower Automotive, Inc. (a)..................          88,700          1,237,365
                                                                 --------------
                                                                      2,322,365
                                                                 --------------
                                                                      5,700,691
                                                                 --------------
TOTAL
    INVESTMENTS-100.3%
    (cost $164,343,347).....................                        155,080,206
Other assets less
    liabilities-(0.3%)......................                           (457,246)
                                                                 --------------
NET ASSETS-100%.............................                     $  154,622,960
                                                                 ==============

--------------------------------------------------------------------------------

(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt

      See Notes to Financial Statements.

QUASAR PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

ASSETS
  Investments in securities, at value (cost $164,343,347) ....  $ 155,080,206(a)
  Collateral held for securities loaned ......................     14,178,600
  Receivable for investment securities sold ..................      1,439,867
  Dividends and interest receivable ..........................         28,004
                                                                -------------
  Total assets ...............................................    170,726,677
                                                                -------------
LIABILITIES
  Due to custodian ...........................................         70,551
  Payable for collateral received on securities loaned .......     14,178,600
  Payable for investment securities purchased ................      1,579,991
  Advisory fee payable .......................................        114,635
  Accrued expenses ...........................................        159,940
                                                                -------------
  Total liabilities ..........................................     16,103,717
                                                                -------------
NET ASSETS ...................................................  $ 154,622,960
                                                                =============
COMPOSITION OF NET ASSETS
  Capital stock, at par ......................................  $      18,559
  Additional paid-in capital .................................    220,709,130
  Undistributed net investment loss ..........................       (737,951)
  Accumulated net realized loss on investments ...............    (56,103,637)
  Net unrealized depreciation of investments .................     (9,263,141)
                                                                -------------
                                                                $ 154,622,960
                                                                =============
Class A Shares
  Net assets .................................................  $ 148,945,782
                                                                =============
  Shares of capital stock outstanding ........................     17,874,040
                                                                =============
  Net asset value per share ..................................  $        8.33
                                                                =============
Class B Shares
  Net assets .................................................  $   5,677,178
                                                                =============
  Shares of capital stock outstanding ........................        684,596
                                                                =============
  Net asset value per share ..................................  $        8.29
                                                                =============

--------------------------------------------------------------------------------
(a)   Includes securities on loan with a value of $13,694,684 (see Note F).

      See Notes to Financial Statements.

QUASAR PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2002
(unaudited)                               Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
  Dividends (net of foreign tax withheld of $119) .......................  $    104,781
  Interest ..............................................................        73,223
                                                                           ------------
  Total investment income ...............................................       178,004
                                                                           ------------
EXPENSES
  Advisory fee ..........................................................       888,240
  Distribution fees--Class B ............................................         9,373
  Custodian .............................................................        85,450
  Audit and legal .......................................................        42,444
  Printing ..............................................................        31,230
  Administrative ........................................................        34,500
  Directors' fees .......................................................         1,081
  Transfer agency .......................................................           474
  Miscellaneous .........................................................        16,509
                                                                           ------------
  Total expenses ........................................................     1,109,301
  Less: expenses waived and reimbursed (see Note B) .....................      (193,346)
                                                                           ------------
  Net expenses ..........................................................       915,955
                                                                           ------------
  Net investment loss ...................................................      (737,951)
                                                                           ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investment transactions ..........................   (11,668,045)
  Net change in unrealized appreciation/depreciation of investments .....   (19,816,299)
                                                                           ------------
  Net loss on investments ...............................................   (31,484,344)
                                                                           ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ..............................  $(32,222,295)
                                                                           ============

--------------------------------------------------------------------------------
      See Notes to Financial Statements.

QUASAR PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS        Alliance Variable Products Series Fund
================================================================================

                                                                                Six Months Ended      Year Ended
                                                                                  June 30, 2002      December 31,
                                                                                   (unaudited)           2001
                                                                                ----------------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment loss .....................................................     $    (737,951)    $  (1,441,337)
    Net realized loss on investment transactions ............................       (11,668,045)      (42,290,348)
    Net change in unrealized appreciation/depreciation of investments .......       (19,816,299)       12,523,989
                                                                                  -------------     -------------
    Net decrease in net assets from operations ..............................       (32,222,295)      (31,207,696)
DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net realized gain on investments
        Class A .............................................................                -0-       (5,051,253)
        Class B .............................................................                -0-         (130,343)
    Distributions in excess of net realized gain on investments
        Class A .............................................................                -0-       (1,694,250)
        Class B .............................................................                -0-          (43,719)
    Tax return of capital
        Class A .............................................................                -0-         (118,929)
        Class B .............................................................                -0-           (3,069)
CAPITAL STOCK TRANSACTIONS
    Net decrease ............................................................        (4,213,200)       (3,366,389)
                                                                                  -------------     -------------
    Total decrease ..........................................................       (36,435,495)      (41,615,648)
NET ASSETS
    Beginning of period .....................................................       191,058,455       232,674,103
                                                                                  -------------     -------------
    End of period ...........................................................     $ 154,622,960     $ 191,058,455
                                                                                  =============     =============

--------------------------------------------------------------------------------
      See Notes to Financial Statements.

QUASAR PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The Quasar Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek growth of capital by pursuing aggressive investment policies. Current income is incidental to the Portfolio's objective. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class

                                          Alliance Variable Products Series Fund
================================================================================

shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of 1% of the Portfolio's average daily net assets.

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2002.

Prior to May 1, 2002, the Adviser agreed to waive its fee and to reimburse additional operating expenses ("Expense Limitation Undertaking") to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. The Adviser terminated the Expense Limitation Undertaking effective May 1, 2002. Any expense waivers or reimbursements are accrued daily and paid monthly. For the six months ended June 30, 2002, the Adviser waived fees in the amount of $22,969 and reimbursed additional expenses in the amount of $170,377.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2002 amounted to $332,777, of which $2,300 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474 for the six months ended June 30, 2002.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

QUASAR PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2002, were as follows:

Purchases:
Stocks and debt obligations .....................................  $ 89,512,686
U.S. government and agencies ....................................            -0-
Sales:
Stocks and debt obligations .....................................  $ 89,135,503
U.S. government and agencies ....................................            -0-

At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation ...................................  $ 18,735,558
Gross unrealized depreciation ...................................   (27,998,699)
                                                                   ------------
Net unrealized depreciation .....................................  $ (9,263,141)
                                                                   ============

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolio may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

At June 30, 2002, the Portfolio had no outstanding forward exchange currency contracts.

2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writ-

                                          Alliance Variable Products Series Fund
================================================================================

ing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2002.

NOTE E: Distributions to Shareholders

The tax character of distributions paid during the fiscal year ended December 31, 2001 and December 31, 2000 were as follows:

                                                    2001            2000
                                                -------------   ------------
Distributions paid from:
    Ordinary income ..........................  $   6,919,565   $  5,258,910
                                                -------------   ------------
Total taxable distributions ..................      6,919,565      5,258,910
    Tax return of capital ....................        121,998             -0-
                                                -------------   ------------
Total distributions paid .....................  $   7,041,563   $  5,258,910
                                                =============   ============

As of December 31, 2001, the components
of accumulated earnings/(deficit) on a
tax basis were as follows:

Accumulated capital and other losses ........................   $(37,311,348)(a)
Unrealized appreciation/(depreciation) ......................   $  3,428,913 (b)
                                                                ------------
Total accumulated earnings/(deficit) ........................   $(33,882,435)
                                                                ============

--------------------------------------------------------------------------------
(a) On December 31, 2001, the Portfolio had a net capital loss carryforward of $35,272,395 of which $360,350 will expire in the year 2008 and $34,912,045 will expire in the year 2009. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Portfolio's merger with Brinson Series Trust Small Cap Growth Portfolio, may apply. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2001, the Portfolio deferred to January 1, 2002, post October capital losses of $2,038,953.

(b)   The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.
--------------------------------------------------------------------------------

NOTE F: Securities Lending

The Portfolio has entered into a securities lending agreement with UBS/Paine Webber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. UBS/PaineWebber will indemnify the Portfolio or any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2002, the Portfolio had loaned securities with a value of $13,694,684 and received cash collateral of $14,178,600. For the six months ended June 30, 2002, the Portfolio received fee income of $44,623 which is included in interest income in the accompanying statement of operations.

QUASAR PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

NOTE G: Capital Stock

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                              ------------------------------    ---------------------------------
                                                          Shares                             Amount
                                              ------------------------------    ---------------------------------
                                              Six Months Ended    Year Ended    Six Months Ended      Year Ended
                                                June 30, 2002    December 31,     June 30, 2002      December 31,
                                                 (unaudited)         2001          (unaudited)           2001
                                              ----------------   ------------   ----------------     ------------
Class A
Shares sold ................................      1,657,311       18,590,860      $ 15,627,726      $ 203,234,285
Shares issued in connection with
    acquisition of Brinson Series
    Trust SmallCap Growth ..................             -0-          55,903                -0-           501,822
Shares issued in reinvestment of
    distributions ..........................             -0-         627,462                -0-         6,864,432
Shares redeemed ............................     (2,184,091)     (20,489,953)      (20,194,096)      (220,821,507)
                                                 ----------      -----------      ------------      -------------
Net decrease ...............................       (526,780)      (1,215,728)     $ (4,566,370)     $ (10,220,968)
                                                 ==========      ===========      ============      =============
Class B
Shares sold ................................        295,386          765,042      $  2,781,583      $   8,052,083
Shares issued in connection with
    acquisition of Brinson Series
    Trust SmallCap Growth ..................             -0-          48,534                -0-           434,277
Shares issued in reinvestment of
distributions ..............................             -0-          16,236                -0-           177,131
Shares redeemed ............................       (296,014)        (181,381)       (2,428,413)        (1,808,912)
                                                 ----------      -----------      ------------      -------------
Net increase (decrease) ....................           (628)         648,431      $    353,170      $   6,854,579
                                                 ==========      ===========      ============      =============

--------------------------------------------------------------------------------

NOTE H: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

--------------------------------------------------------------------------------

NOTE I: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2002.

                                          Alliance Variable Products Series Fund
================================================================================

NOTE J: Acquisition of Brinson Series Trust Small Cap Growth

On October 26, 2001, the Portfolio acquired all of the assets of the Brinson Series Trust Small Cap Growth pursuant to a plan of reorganization approved by the shareholders of Brinson Series Trust Small Cap Growth on March 1, 2001. The acquisition was accomplished by a tax-free exchange of 104,437 shares of the Portfolio for 78,609 shares of Brinson Series Trust Small Cap Growth on October 26, 2001. The aggregate net assets of the Portfolio and Brinson Series Trust Small Cap Growth immediately before the acquisition were $185,248,421 and $936,099 (including $16,723 of net unrealized depreciation on investments), respectively, immediately after the acquisition the combined net assets of the Portfolio amounted to $186,184,520.

QUASAR PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                              --------------------------------------------------------------------------
                                                                                  CLASS A
                                              --------------------------------------------------------------------------
                                              Six Months
                                                 Ended                           Year Ended December 31,
                                             June 30, 2002    ==========================================================
                                              (unaudited)       2001         2000         1999        1998         1997
                                             =============    ========     ========     ========     =======     =======
Net asset value, beginning of period .....    $  10.01        $  11.84     $  13.00     $  11.14     $ 12.61     $ 10.64
                                              --------        --------     --------     --------     -------     -------
Income From Investment Operations
Net investment income (loss) (a)(b) ......        (.04)           (.07)        (.06)         .08         .07         .02
Net realized and unrealized gain (loss)
    on investment transactions ...........       (1.64)          (1.41)        (.71)        1.82        (.49)       1.96
                                              --------        --------     --------     --------     -------     -------
Net increase (decrease) in net asset
    value from operations ................       (1.68)          (1.48)        (.77)        1.90        (.42)       1.98
                                              --------        --------     --------     --------     -------     -------
Less: Dividends and Distributions
Dividends from net investment income .....          -0-             -0-        (.05)        (.04)       (.01)       (.01)
Distributions from net realized gain
    on investments .......................          -0-           (.26)        (.34)          -0-      (1.04)         -0-
Dividends in excess of net realized gain
    on investments .......................          -0-           (.09)          -0-          -0-         -0-         -0-
                                              --------        --------     --------     --------     -------     -------
Total dividends and distributions ........          -0-           (.35)        (.39)        (.04)      (1.05)       (.01)
                                              --------        --------     --------     --------     -------     -------
Net asset value, end of period ...........    $   8.33        $  10.01     $  11.84     $  13.00     $ 11.14     $ 12.61
                                              ========        ========     ========     ========     =======     =======
Total Return
Total investment return based on net
    asset value (c) ......................      (16.78)%        (12.75)%      (6.09)%      17.08%      (4.49)%     18.60%
Ratios/Supplemental Data
Net assets, end of period
    (000's omitted) ......................    $148,946        $184,223     $232,239     $169,611     $90,870     $59,277
Ratio to average net assets of:
    Expenses, net of waivers and
       reimbursements ....................        1.02%(d)         .95%         .95%         .95%        .95%        .95%
    Expenses, before waivers and
       reimbursements ....................        1.24%(d)        1.16%        1.14%        1.19%       1.30%       1.37%
    Net investment income (loss) (b) .....        (.82)%(d)       (.70)%       (.46)%        .72%        .55%        .17%
Portfolio turnover rate ..................          51%            113%         178%         110%        107%        210%

--------------------------------------------------------------------------------
      See footnote summary on page 15.

                                          Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                      ------------------------------------------
                                                                                       CLASS B
                                                                      ------------------------------------------
                                                                       Six Months                     August 11,
                                                                          Ended       Year Ended     2000(e) to
                                                                      June 30, 2002  December 31,    December 31,
                                                                       (unaudited)       2001           2000
                                                                      =============  ============    ============

Net asset value, beginning of period ...............................    $  9.98         $ 11.82         $13.00
                                                                        -------         -------         ------
Income From Investment Operations
Net investment loss (a)(b) .........................................       (.05)           (.09)          (.03)
Net realized and unrealized loss on investment transactions ........      (1.64)          (1.40)         (1.15)
                                                                        -------         -------         ------
Net decrease in net asset value from operations ....................      (1.69)          (1.49)         (1.18)
                                                                        -------         -------         ------

Less: Distributions
Distributions from net realized gain on investments ................         -0-           (.26)            -0-
Dividends in excess of net realized gain on investments ............         -0-           (.09)            -0-
                                                                        -------         -------         ------
Total distributions ................................................         -0-           (.35)            -0-
                                                                        -------         -------         ------
Net asset value, end of period .....................................    $  8.29         $  9.98         $11.82
                                                                        =======         =======         ======

Total Return
Total investment return based on net asset value (c) ...............     (16.93)%        (12.86)%        (8.16)%

Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........................    $ 5,677         $ 6,835         $  435
Ratios to average net assets of:
    Expenses, net of waivers and reimbursements ....................       1.28%(d)        1.20%          1.20%(d)
    Expenses, before waivers and reimbursements ....................       1.49%(d)        1.43%          1.41%(d)
    Net investment loss (b) ........................................      (1.07)%(d)       (.98)%         (.69)%(d)
Portfolio turnover rate ............................................         51%            113%           178%

--------------------------------------------------------------------------------
(a)   Based on average shares outstanding.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

(e)   Commencement of distribution.

QUASAR PORTFOLIO                          Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Andrew S. Adelson, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Daniel Nordby, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
Michael J. Reilly, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Kevin F. Simms, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Richard A. Winge, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------
(1)   Member of the Audit Committee.

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